DEFICIT (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Disclosure of composition of share capital [Table Text Block]
	June 30, 2026		December 31, 2025
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Unaudited		Audited

Common shares without par value	Unlimited	16,302,650	Unlimited	5,894,812

Disclosure of changes in issued and outstanding share capital [Table Text Block]
Six months period ended June 30, 2026
Unaudited

Balance as of January 1, 2026	5,894,812
Common shares issued upon convertible notes converted (Note 3B)	8,225,907
Common shares issued upon warrants exercised (Note 3B)	2,181,931

Balance as of June 30, 2026	16,302,650